Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Summary of Analysis of Consolidated Statements of Operations
The amounts in the accompanying consolidated statements of income are analyzed as follows:

	Year ended December 31,
	2022	2023	2024
Time charter revenues	114,996,842	124,075,851	152,829,150
Bareboat revenues	2,340,791	—	—
Voyage charter revenues	32,156,474	18,268,798	10,514,649
Other income	3,266,781	1,183,120	3,918,386

Total	152,760,888	143,527,769	167,262,185